CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Allowance for doubtful accounts, net	$ 36	$ 34
Prepayments from customers, current	11,968	16,576
Income tax payable	10,534	5,869
Deferred revenue, current	22,666	21,406
Prepayments from customers, non-current	8,542	5,908
Deferred revenue, non-current	10,396	8,242
Other non-current liabilities	$ 8,484	$ 6,012
Golden share, par value (in dollars per share)	$ 0.001	$ 0.001
Golden share, shares authorized (in shares)	1	1
Golden share, shares issued (in shares)	0	1
Golden share, shares outstanding (in shares)	0	1
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in shares)	99,999,999	99,999,999
Ordinary shares, shares issued (in shares)	29,213,801	23,163,801
Ordinary shares, shares outstanding (in shares)	29,213,801	23,163,801
VIE
Prepayments from customers, current	$ 11,962	$ 16,570
Accrued expenses and other current liabilities	48,123	36,063
Income tax payable	10,125	5,498
Deferred revenue, current	22,327	20,446
Prepayments from customers, non-current	8,542	5,908
Deferred revenue, non-current	8,505	6,742
Other non-current liabilities	$ 8,484	$ 6,012